Pensions Net Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic Pension Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	$ 0	$ 0.3	$ 0.8
Interest Cost on Benefit Obligation	21.3	21.1	20.6
Expected Return on Plan Assets	(29.4)	(29.9)	(30.0)
Amortization of Actuarial Net Loss (Gain)	1.5	0.7	0
Special Termination Benefits			0.2
Net Periodic Benefit Cost (Income)	(6.6)	(7.8)	(8.4)
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	5.25%	5.50%	5.25%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	3.4
Net Prior Service Credit	0
Total	3.4
Non-U.S. Pension Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	13.7	11.4	9.7
Interest Cost on Benefit Obligation	32.1	30.7	28.6
Expected Return on Plan Assets	(27.8)	(24.9)	(21.2)
Amortization of Actuarial Net Loss (Gain)	1.6	1.3	1.6
Settlement/Curtailment (Gain) Loss	0	0.1	(0.2)
Special Termination Benefits	0.9	0.5	3.0
Net Periodic Benefit Cost (Income)	20.5	19.1	21.5
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	4.77%	5.37%	5.43%
Average rate of increase in employee compensation	3.35%	3.24%	3.29%
Expected long-term rate of return on assets	5.32%	5.59%	5.67%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	3.2
Net Prior Service Credit	(0.1)
Total	3.1
SERP Benefits [Member]
Components of Net Benefit Cost (Income)
Interest Cost on Benefit Obligation	0.6	0.6	0.6
Net Periodic Benefit Cost (Income)	0.6	0.6	0.6
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	5.25%	5.50%	5.25%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%
Other Postretirement Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	0.6	0.4	0.6
Interest Cost on Benefit Obligation	1.9	1.8	1.8
Amortization of Actuarial Net Loss (Gain)	0	(0.2)	0
Amortization of Prior Service Benefit	(0.1)	(0.1)	(0.1)
Settlement/Curtailment (Gain) Loss	(0.1)	0	0
Net Periodic Benefit Cost (Income)	2.3	1.9	2.3
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	5.44%	5.94%	5.73%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	0.2
Net Prior Service Credit	(0.1)
Total	$ 0.1